OTHER OPERATING REVENUES	12 Months Ended
Dec. 31, 2022
OTHER OPERATING REVENUES
OTHER OPERATING REVENUES

4.    OTHER OPERATING REVENUES

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Sale of materials and others	54,986	59,990	59,590
Rental income	1,084	1,394	1,222
	56,070	61,384	60,812